Income Taxes	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

13.	Income Taxes:

The Company files federal and provincial income tax returns in Canada, and federal and state and local income tax returns in the U.S. The Company may be subject to a reassessment of federal and provincial income taxes by Canadian tax authorities for a period of four years from the date of the original notice of assessment in respect of any particular taxation year. For Canadian income tax returns, the open tax years range from 2008 to 2012. The U.S. federal statute of limitations for assessment of income tax is closed for the tax years ending on or prior to April 30, 2008. In certain circumstances, the U.S. federal statute of limitations can reach beyond the standard three-year period. U.S. state statutes of limitations for income tax assessment vary from state to state. Tax authorities of Canada and U.S. have not audited any of the Company’s, or its subsidiaries’, income tax returns for the open tax years noted above.

The Company determines its income tax benefits and net deferred income tax asset (liability) based on the Canadian federal and provincial statutory income tax rates as the parent company is a Canadian corporation.

The income tax expense (benefit) consists of the following:

	Years Ended

	April 30, 2012	April 30, 2011	April 30, 2010
Foreign
Current	$-	$-	$-
Deferred	3,714,646	(388,258)	567,902

U.S. Federal
Current	-	-	-
Deferred	(4,804,126)	(5,921,439)	(5,255,419)

U.S. State & Local
Current	-	-	-
Deferred	(1,110,683)	-	-

Change in valuation allowance	2,200,163	6,309,697	4,687,517
Income tax provision (benefit)	$-	$-	$-

Income tax benefits differ from the amount that would be computed by applying the Canadian federal and provincial statutory income tax rates to the loss for the year as follows:

	Years Ended

	April 30, 2012	April 30, 2011	April 30, 2010
Loss for the year
Canada	$(921,009)	$(13,027,198)	$(4,355,736)
U.S.	(9,182,308)	(16,682,188)	(3,594,623)
	(10,103,317)	(29,709,386)	(7,950,359)
Statutory tax rate	26.00%	27.50%	28.00%
Expected income tax benefit	(2,626,862	(8,170,081)	(2,226,101)
Increase (decrease) resulting from:
Non-deductible stock-based compensation	5,816	243,419	127,915
Change in fair market value derivative	(5,175,053)	-	-
Accretion of debt discount for derivatives and warrants	560,419	-	-
Other non-deductible expenses	(109,970)	2,602,228	16,906
Effect of changes in tax rates	(3,145,174)	(1,182,836)	(76,387)
U.S. rate differential	(1,113,355)	-	-
Effect of U.S. operations	9,752	197,573	(2,529,850)
Deferred tax true-up	9,394,264	-	-
Change in valuation allowance	2,200,163	6,309,697	4,687,517
	$-	$-	$-

The components of the April 30 net deferred income tax asset (liability), after applying corporate income tax rates, are as follows:

	2012	2011	2010
Net deferred income tax asset:
Oil and gas and administrative assets - Canada	$(346,795)	$(337,824)	$(356,868)
Oil and gas and administrative assets - U.S.	15,264,612	20,524,918	16,230,207
Operating losses - Canada	-	3,654,294	3,250,256
Operating losses - U.S.	26,682,497	15,507,383	13,880,655
Share issue costs	161,815	198,663	211,746
Unrealized loss on marketable securities	535,947	515,333	515,333
Unrealized foreign exchange (gain) loss	(913,786)	(878,640)	(856,899)
	41,384,290	39,184,127	32,874,430
Less: valuation allowance	(41,384,290)	(39,184,127	(32,874,430)
	$-	$-	$-

For the years ended April 30, 2012, the Company had U.S. federal net operating loss carryovers (“Nol’s”) of approximately $70,000,000, that are available to offset future taxable income. These loss carryovers expire beginning in 2027. The U.S. net operating loss carryovers may be subject to limitation under Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under the regulations. No such change has occurred to date.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. Based on this assessment management has established a full valuation allowance against all of the deferred tax assets for every period, since it is more likely than not that all of the deferred tax assets will not be realized.

Under ASC 740, tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of April 30, 2012, April 30, 2011 and April 30, 2010. The Company does not expect any significant changes in its unrecognized tax benefits within the next twelve months. The Company’s federal and state income tax returns for the years ended April 30, 2008 through April 30, 2011 are subject to examination by the applicable taxing authority.